Basis of Presentation and Significant Accounting Policies - Debt Issue Costs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unamortized debt issue costs	$ 2.4	$ 4.4